Financial instruments by category	12 Months Ended
Dec. 31, 2017
Financial instruments by category
Financial instruments by category

6Financial instruments by category

Accounting policy

Normal purchases and sales of financial assets are recognized on the trade date — the date on which the Company commits to purchase or sell the asset. Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss, if any, are initially recognized at fair value, and transaction costs are expensed in the income statement.

Financial assets are derecognized when the rights to receive cash flow from the investments have expired or the Company has transferred substantially all of the risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently carried at fair value. Loans and receivables are carried at amortized cost using the effective interest rate method.

Gains or losses arising from changes in the fair value of the financial assets held for trading are presented in the income statement under “Net financial results” in the year in which they arise.

The fair values of quoted investments are based on current market prices.  If the market for a financial asset is not active, the Company establishes the fair value using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models making maximum use of market inputs and relying as little as possible on entity-specific inputs.

The Company and its subsidiaries classify their financial assets under the following categories: at fair value through profit or loss (held for trading), held to maturity and loans and receivables. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets upon initial recognition.

(i)Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading. A financial asset is classified in this category if it was acquired principally for the purpose of selling in the short term. The changes are recognized in the income statement for the year within “Net financial results”. All financial assets in this category are classified as current assets.

Derivatives are also categorized as held for trading, unless they are designated as hedges.

(ii)Held to maturity

Investments in non-derivative marketable securities made by the Company with the ability and intention of being held to maturity, are classified as held to maturity investments and recorded at amortized cost. The Company assesses, at the balance sheet date, whether there is objective evidence that a financial asset or group of financial assets is impaired. If such evidence exists, a provision for the impairment of the asset is recorded.

(iii)Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.  They are included in current assets, except for those with maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets. The Company’s loans and receivables are mainly comprised of “cash and cash equivalents” and “trade accounts receivable”.

(a)Analysis

		2017
Assets per balance sheet	Note	Loans and receivables	Assets held for trading	Held-to- maturity investments	Derivatives used for hedging	Total
Cash and cash equivalents	8	1,019,037	—	—	—	1,019,037
Financial investments	9	—	206,547	—	—	206,547
Derivative financial instruments	5.4	—	8,811	—	2,966	11,777
Trade accounts receivable	10	182,713	—	—	—	182,713
Related parties	13	738	—	—	—	738

		1,202,488	215,358	—	2,966	1,420,812

		2017
Liabilities per balance sheet	Note	Liabilities at fair value through profit or loss	Derivatives used for hedging	Other financial liabilities	Total
Loans and financing	16	—	—	1,447,299	1,447,299
Derivative financial instruments	5.4	12,842	2,195	—	15,037
Trade payables		—	—	329,814	329,814
Confirming payable	17	—	—	111,024	111,024
Use of public assets	22	—	—	24,309	24,309
Related parties	13	—	—	89,924	89,924

		12,842	2,195	2,002,370	2,017,407

		2016
Assets per balance sheet	Note	Loans and receivables	Assets held for trading	Held-to- maturity investments	Derivatives used for hedging	Total
Cash and cash equivalents	8	915,576	—	—	—	915,576
Financial investments	9	—	119,498	—	—	119,498
Derivative financial instruments	5.4	—	6,649	—	14,091	20,740
Trade accounts receivable	10	120,062	—	—	—	120,062
Related parties	13	400,798	—	—	—	400,798

		1,436,436	126,147	—	14,091	1,576,674

		2016
Liabilities per balance sheet	Note	Liabilities at fair value through profit or loss	Derivatives used for hedging	Other financial liabilities	Total
Loans and financing	16	—	—	1,144,385	1,144,385
Derivative financial instruments	5.4	2,564	34,894	—	37,458
Trade payables		—	—	282,241	282,241
Confirming payable	17	—	—	102,287	102,287
Use of public assets	22	—	—	25,920	25,920
Related parties	13	—	—	230,513	230,513

		2,564	34,894	1,785,346	1,822,804